COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2021
Comparative Figures [Abstract]
COMPARATIVE FIGURES	COMPARATIVE FIGURESCertain comparative figures have been reclassified to conform to the consolidated financial statement presentation in the current year.